ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS - Parenthetical (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	1,100,285,566	1,100,285,570
Ordinary shares, shares outstanding	1,036,659,038	1,056,311,362
Reportable legal entity | Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	1,100,285,566	1,100,285,570
Ordinary shares, shares outstanding	1,036,659,038	1,056,311,362